Commitments and contingencies - Estimates of Future Commitments (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments Disclosure [Line Items]
Year 1	$ 272,222
Year 2	182,764
Year 3	126,777
Year 4	114,300
Year 5	112,108
Thereafter	1,080,214
Total	1,888,385
Power purchase
Commitments Disclosure [Line Items]
Year 1	55,312
Year 2	33,869
Year 3	12,274
Year 4	12,520
Year 5	12,768
Thereafter	129,818
Total	256,561
Natural gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1	121,188
Year 2	71,949
Year 3	42,643
Year 4	33,215
Year 5	30,803
Thereafter	154,757
Total	454,555
Service agreements
Commitments Disclosure [Line Items]
Year 1	73,687
Year 2	61,889
Year 3	56,591
Year 4	53,140
Year 5	52,898
Thereafter	259,510
Total	557,715
Capital projects
Commitments Disclosure [Line Items]
Year 1	5,598
Year 2	0
Year 3	0
Year 4	0
Year 5	0
Thereafter	0
Total	5,598
Land easements and other
Commitments Disclosure [Line Items]
Year 1	16,437
Year 2	15,057
Year 3	15,269
Year 4	15,425
Year 5	15,639
Thereafter	536,129
Total	$ 613,956